5. Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Origination of notes
	2012	2011	Total

Notes outstanding, beginning of period	$–	$–		$–
Notes issued	2	–		2
Note repayments / redemptions	–	–		–
Notes outstanding, end of period	$2	$–	$

Maturity of outstanding notes
Year Maturing	Amount Maturing
2013	$–
2014	2
2015	–
2016	–